Customer deposits	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of due to banks and customers [text block]
Note 14

Customer deposits
USD m 31.12.22 31.12.21
Demand deposits 180,822 246,417
Retail savings / deposits 149,310 133,354
Sweep deposits 69,223 113,870
Time deposits
1
125,696 48,365
Total customer deposits 525,051 542,007
1 Includes customer deposits

in UBS AG Jersey Branch

placed by UBS Switzerland

AG on behalf of its clients.
Increases in interest rates during

the year resulted in significant shifts

from demand deposits to

time deposits.

UBS AG
Entity [Table]
Disclosure of due to banks and customers [text block]
Note 14

Customer deposits, and funding from UBS

Group AG
a) Customer deposits
USD m 31.12.22 31.12.21
Demand deposits 182,307 247,299
Retail savings / deposits 149,310 133,354
Sweep deposits 69,223 113,870
Time deposits
1
126,331 50,312
Total customer deposits 527,171 544,834
1 Includes customer deposits

in UBS AG Jersey Branch

placed by UBS Switzerland

AG on behalf of its clients.
Increases in interest rates during

the year resulted in significant shifts

from demand deposits

to time deposits.
b) Funding from UBS Group AG measured

at amortized cost
USD m 31.12.22 31.12.21
Senior unsecured debt that

contributes to total loss-absorbing capacity (TLAC)
42,073 38,984
Senior unsecured debt other than

TLAC
236 4,471
Subordinated debt 13,838 13,840
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
10,654 11,414
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,187 2,426
Total funding from UBS

Group AG measured at amortized cost
1
56,147 57,295
1 UBS AG has also recognized

funding from UBS Group AG

that is designated at fair

value. Refer to Note 18b

for more information.
UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held
at amortized cost.

In some

cases, UBS AG applies

hedge accounting

for interest rate risk

as discussed in

item 2j in

Note
1a

and Note 25.

As a result of

applying hedge accounting, the life-to-date adjustment to the carrying amount of
Funding
from UBS Group AG measured at amortized cost

was a decrease of USD 5.1bn

as of 31 December 2022 and an increase
of USD 0.2bn as of 31

December 2021,

reflecting changes in fair value due to

interest rate movements.
Subordinated debt

consists of unsecured

debt obligations

that are contractually subordinated

in right of

payment to all
other

present

and

future

non-subordinated

obligations

of

the

respective issuing

entity.

All

of

the

subordinated

debt
instruments outstanding as of

31 December 2022 pay a fixed rate of interest.
›

Refer to Note 23

for maturity information